Revenue Analysis and Segment Information (Details) - Schedule of condensed consolidated statement of comprehensive loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
China SOS Ltd [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		$ 212		$ 15,315
COST OF REVENUES		3,273		2,327
GROSS PROFIT		(3,061)		12,988
DISCONTINUED OPERATIONS:
LOSS FROM DISCONTINUED OPERATIONS
General and administrative		95,343		10,340		(2)
Share-based compensation
Selling expense
Total operating expenses		95,343		10,340		(2)
OTHER INCOME (EXPENSE):		(16,111)
Other income(expense), net		(16,111)
Interest revenue
Total other(expenses) income, net
INCOME FROM OPERATIONS				2,648		(2)
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES		(114,515)		2,648		(2)
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION		(114,515)				(2)
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[1]
Income from disposal of discontinued operations
Equity earnings in subs outside China		(114,515)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(114,515)		2,648		(2)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)						(2)
Loss on acquisition
Subsidiaries Outside China [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		424		718
COST OF REVENUES		14,311		3,728
GROSS PROFIT		(13,887)		(3,010)
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
General and administrative		64,190		7,574
Share-based compensation
Total operating expenses		64,190		7,574
OTHER INCOME (EXPENSE):		(1,630)
Other income(expense), net		(1,630)
Interest revenue		424
INCOME FROM OPERATIONS				(10,584)
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES		(79,283)		(10,584)
INCOME TAXES				(3)
NET INCOME (LOSS) - CONTINUING OPERATION		(79,283)
Non-controlling interest		1,039
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
Equity earnings in subs outside China		(78,243)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(78,243)		(10,587)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Loss on acquisition
Subsidiaries Inside China [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		260,911		275,475		50,289
COST OF REVENUES		253,013		271,824		(37,295)
GROSS PROFIT		7,898		3,651		12,994
DISCONTINUED OPERATIONS:
General and administrative		10,128		877		(1,047)
Share-based compensation
Selling expense		8,556		676
Total operating expenses		18,684		1,553		(1,047)
OTHER INCOME (EXPENSE):		2,192
Other income(expense), net		2,192		(4,358)		625
Interest revenue
Total other(expenses) income, net				(4,358)		625
INCOME FROM OPERATIONS				2,098		11,947
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES		(8,594)		(2,260)		12,572
INCOME TAXES		536				(147)
NET INCOME (LOSS) - CONTINUING OPERATION		(9,130)				12,425
Non-controlling interest		(13)		(200)
DISCONTINUED OPERATIONS:
Gain from discontinued operations		(16,189)
Income from disposal of discontinued operations		(1,072)
GAIN FROM DISCONTINUED OPERATIONS				3,374
Equity earnings in subs outside China	[1]
Equity earnings in subs and VIES inside China		(26,405)
NET PROFIT(LOSS)		(26,405)		914		12,425
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax						874
COMPREHENSIVE INCOME(LOSS)						13,299
Inter-company Elimination [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		(1,521)
COST OF REVENUES
GROSS PROFIT		(1,521)
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
General and administrative		(1,521)
Share-based compensation
Selling expense
Total operating expenses		(1,521)
Other income(expense), net
Interest revenue
Total other(expenses) income, net
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Loss on acquisition
Conso Working [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		260,026
COST OF REVENUES		270,597
GROSS PROFIT		(10,571)
DISCONTINUED OPERATIONS:
General and administrative		180,704
Share-based compensation		14,714
Selling expense		8,556
Total operating expenses		203,974
OTHER INCOME (EXPENSE):		(15,555)
Other income(expense), net		(15,555)
Interest revenue		424
Total other(expenses) income, net		(15,131)
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES		(229,676)
INCOME TAXES		536
NET INCOME (LOSS) - CONTINUING OPERATION		(230,212)
Non-controlling interest		1,026
DISCONTINUED OPERATIONS:
Gain from discontinued operations		811
Income from disposal of discontinued operations		(1,072)
GAIN FROM DISCONTINUED OPERATIONS		(261)
NET PROFIT(LOSS)		(229,447)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
SOS Ltd Consolidated Total [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		260,026		290,790		50,289
COST OF REVENUES		270,597		277,879		(37,295)
GROSS PROFIT		(10,571)		12,911		12,994
DISCONTINUED OPERATIONS:
Loss from discontinued operations						(545)
LOSS FROM DISCONTINUED OPERATIONS						(482)
General and administrative		180,704		21,765		(2,401)
Share-based compensation		14,714		33,537		(506)
Selling expense		8,556		673
Total operating expenses		203,974		55,975		(2,907)
OTHER INCOME (EXPENSE):		(15,555)
Other income(expense), net		(15,555)		(9,358)		625
Interest revenue		(424)
Total other(expenses) income, net		(15,131)		(9,358)		(5,054)
INCOME FROM OPERATIONS				(43,064)		10,087
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES		(229,676)		(52,422)		5,033
INCOME TAXES		536		(3)		(147)
NET INCOME (LOSS) - CONTINUING OPERATION		(230,212)				4,886
Non-controlling interest		1,026		(200)
DISCONTINUED OPERATIONS:
Gain from discontinued operations		(261)
Income from disposal of discontinued operations						63
GAIN FROM DISCONTINUED OPERATIONS		(261)		3,374
NET PROFIT(LOSS)		(229,447)		(49,251)		4,404
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax						874
COMPREHENSIVE INCOME(LOSS)						5,278
Loss on acquisition						(5,679)
SOS Ltd [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
General and administrative		12,623		15,713		(897)
Share-based compensation		14,714		33,537		(506)
Selling expense
Total operating expenses		27,337		49,250		(1,403)
OTHER INCOME (EXPENSE):		53
Other income(expense), net		53		(5,000)
Interest revenue
Total other(expenses) income, net			[2]	(5,000)
INCOME FROM OPERATIONS				(49,250)		(1,403)
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES		(27,284)		(54,250)		(1,403)
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION		(27,284)				(1,403)
DISCONTINUED OPERATIONS:
Gain from discontinued operations		17,000
Income from disposal of discontinued operations
Equity earnings in subs outside China		(10,284)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(10,284)		(54,250)		(1,403)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)						(1,403)
Loss on acquisition
WFOE [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
DISCONTINUED OPERATIONS:
LOSS FROM DISCONTINUED OPERATIONS
General and administrative		(59)		12		(3)
Share-based compensation
Total operating expenses		(59)		12		(3)
OTHER INCOME (EXPENSE):		(59)
Other income(expense), net		(59)
Interest revenue
Total other(expenses) income, net
INCOME FROM OPERATIONS				(12)		(3)
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES				(12)		(3)
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION						(3)
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)				(12)		(3)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)						(3)
Loss on acquisition
VIE [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
DISCONTINUED OPERATIONS:
LOSS FROM DISCONTINUED OPERATIONS
General and administrative
Share-based compensation
Selling expense				(3)
Total operating expenses				(3)
Other income(expense), net
Interest revenue
Total other(expenses) income, net
INCOME FROM OPERATIONS				3
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES				3
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)				3
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Loss on acquisition
SOS Ltd Adjustment (a) [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net	[1]
COST OF REVENUES	[1]
GROSS PROFIT			[1]		[1]
DISCONTINUED OPERATIONS:
Loss from discontinued operations	[3]					(545)
LOSS FROM DISCONTINUED OPERATIONS	[3]					(482)
General and administrative			[1]	(12,033)	[1]		[3]
Share-based compensation					[1]
Selling expense	[1]
Total operating expenses	[1]			(12,033)
Other income(expense), net			[1]
Interest revenue
Total other(expenses) income, net					[1]	(5,679)	[3]
INCOME FROM OPERATIONS	[1]			12,033
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES			[1]	12,033	[1]	(5,679)	[3]
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION			[1]			(5,679)	[3]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations	[3]					63
NET PROFIT(LOSS)			[1]	12,033	[1]	(6,161)	[3]
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)						(6,161)	[3]
Loss on acquisition	[3]					(5,679)
China SOS Ltd Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net	[1]
COST OF REVENUES	[1]
GROSS PROFIT					[1]
DISCONTINUED OPERATIONS:
General and administrative	[1]
Share-based compensation	[1]
Selling expense	[1]
Total operating expenses	[1]
Other income(expense), net	[1]
Interest revenue
Total other(expenses) income, net	[1]
INCOME FROM OPERATIONS	[1]
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES	[1]
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION	[1]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
NET PROFIT(LOSS)	[1]
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
WFOE Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
General and administrative
Share-based compensation
Selling expense
Total operating expenses
Other income(expense), net
Interest revenue
Total other(expenses) income, net
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Loss on acquisition
VIE Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
General and administrative
Share-based compensation
Selling expense
Total operating expenses
Other income(expense), net
Interest revenue
Total other(expenses) income, net
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Loss on acquisition
Subsidiaries Outside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT			[2]
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
General and administrative
Share-based compensation
Total operating expenses			[2]
Other income(expense), net
Total other(expenses) income, net
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES			[2]
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION			[2]
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
NET PROFIT(LOSS)			[2]
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Loss on acquisition
Subsidiaries Inside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
GROSS PROFIT
DISCONTINUED OPERATIONS:
Interest revenue
OTHER INCOME(EXPENSE):
INCOME TAXES
DISCONTINUED OPERATIONS:
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net	[2]			(718)
COST OF REVENUES
GROSS PROFIT	[2]			(718)
DISCONTINUED OPERATIONS:
General and administrative	[2]			(718)
Share-based compensation
Selling expense
Total operating expenses	[2]			(718)
Total other(expenses) income, net
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
DISCONTINUED OPERATIONS:
NET PROFIT(LOSS)
China SOS Ltd Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
General and administrative
Share-based compensation
Total operating expenses
Other income(expense), net
Total other(expenses) income, net
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Loss on acquisition
Subsidiaries Inside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
OTHER INCOME(EXPENSE):
INCOME TAXES
DISCONTINUED OPERATIONS:
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
SOS Ltd Adjustment (b) [Member]
Condensed Statement of Income Captions [Line Items]
GROSS PROFIT
DISCONTINUED OPERATIONS:
Loss from discontinued operations	[4]
LOSS FROM DISCONTINUED OPERATIONS
General and administrative	[4]					(452)
Share-based compensation
Total operating expenses	[4]					(452)
Other income(expense), net
Total other(expenses) income, net
INCOME FROM OPERATIONS	[4]					(452)
OTHER INCOME(EXPENSE):
INCOME (LOSS) BEFORE INCOME TAXES	[4]					(452)
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION	[4]					(452)
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations	[4]
NET PROFIT(LOSS)	[4]					(452)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)	[4]					(452)
Loss on acquisition

[1]	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.
[2]	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.
[3]	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million;
[4]	SOS picked up legal expenses paid by China SOS for the amount of $0.45 million.